Income and Expenses - Summary of Asset Impairment (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis Of Income And Expense [Abstract]
Trade and other receivables (Note 16)	₱ 4,192	₱ 3,438	₱ 8,027
Property and equipment (Note 9)	1,958	3,913
Inventories and supplies (Note 17)	1,528	907	1,941
Contract assets	223
Goodwill and intangible assets (Note 14)			1,038
Other assets	164		36
Total asset impairment	₱ 8,065	₱ 8,258	₱ 11,042